Payables to Sharing Partner and Assignees - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 01, 2023	Aug. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2025	Aug. 31, 2022
Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Upfront cash payment						$ 972,089
Payables to sharing partner, non-current				$ 972,089	$ 972,089
Principal amounts of the debt					$ 1,402,234
Operating leases, lease term					7 months
Operating leases, lease amount per day					$ 10,425
Additional operating leases, lease term					9 months
Percentage of monthly charter hire and voyage expenses					90.00%
Percentage of revenues earned by vessel					90.00%
Percentage of retains remaining interest					10.00%
Accrued interest costs			$ 86,169	$ 1,900,805	$ 1,373,446
Assignee A | Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Upfront cash payment					491,661
Subsequent cash payment					287,358
Assignee B | Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Upfront cash payment					393,330
Subsequent cash payment					$ 229,885
Charter-in Vessels
Payables to Sharing Partner and Assignees [Line Items]
Operating leases, lease term							5 years	2 years
Operating leases, lease amount per day	$ 10,425
Charter-in Vessels 1
Payables to Sharing Partner and Assignees [Line Items]
Operating leases, lease term		7 months				8 months
Vessel leases, option period						0 years
Charter-in Vessels 2
Payables to Sharing Partner and Assignees [Line Items]
Operating leases, lease term						12 months
Vessel leases, option period		9 months				1 year